CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of convertible notes payable

		June 30, 2022		December 31, 2021
	Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value

10% convertible notes due in August 2023	3	$2,000,000	$1,896,000	$2,000,000	$1,998,000
10% convertible notes due in September 2023	3	900,000	859,000	900,000	902,000
		$2,900,000	$2,755,000	$2,900,000	$2,900,000

	December 31,
	2021		2020
	Principal Amount	Net Carrying Amount	Principal Amount	Net Carrying Amount

10% convertible notes due in March 2022	$—	$—	$195,000	$195,000
10% convertible notes due in September 2022	—	—	500,000	500,000
10% convertible notes due in October 2022	—	—	500,000	500,000
10% convertible notes due in December 2022	—	—	250,000	250,000
10% convertible notes due in August 2023	2,000,000	2,000,000
10% convertible notes due in September 2023	900,000	900,000
	2,900,000	2,900,000	$1,445,000	$1,445,000

As discussed in Note 2, the Company adopted ASU 2020-06 on January 1, 2021 using the modified retrospective approach. The table below presents the required fair value disclosures of this new standard for the convertible debt outstanding as of December 31, 2021.

	As of December 31, 2021
	Fair Value	Level

10% convertible notes due in August 2023	$1,998,000	3
10% convertible notes due in September 2023	902,000	3
	2,900,000